Discontinued Operations - Schedule of Revenue and Expenses Related to all Discontinued Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenue and Expenses Related to all Discontinued Operations [Abstract]
Revenue		$ 724,338
Cost of revenue		(752,831)
Selling expenses		(61,243)
General and administrative expenses		(265,473)
Other (expenses) income		(989)
Loss from disposal of discontinued operations		(176,500)
Income tax (expenses) benefit from continuing operations			$ 63
Results of discontinued operations		$ (532,698)	$ 4,631